Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Major Assumptions Used in Discount Cash Flow Model

The major assumptions used in the discount cash flow model are as follows:

Education Group
Revenue growth rate	3% to 27%
Weight average cost of capital (“WACC”)	18%
Terminal growth rate	3%

Time Education Group
Revenue growth rate	3% to 269%
Weight average cost of capital (“WACC”)	18%
Terminal growth rate	3%

Summary of Assumptions used in Determining Fair Value of Share Options Grant

The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2018
Expected dividend yield	0%
Risk-free interest rate	1.84%-2.35%
Expected volatility	42%-51%
Expected life	2 or 10 years
Exercise multiples	2.20-2.80 times
Fair value of underlying ordinary shares (US$/share)	9.29-12.25

Schedule of Share Option Movements

For the year ended August 31, 2018, the share options movement were as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2017	—	—	—
Granted	845,000	8.74	8.63
Exercised	—	—	—
Forfeited	47,896	8.74	8.21
Outstanding as of August 31, 2018	797,104	8.74	8.66	11.4	2,630,442
Vested and exercisable as of August 31, 2018	63,149	8.74	1.29	9.29	208,391